Parent Only Financial Information - Schedule of Condensed Statements of Comprehensive Loss (Parentheticals) (Details) - Parent Company [Member] - Reportable Legal Entities [Member]	12 Months Ended
Dec. 31, 2024 CNY (¥)
Schedule of Condensed Statements of Comprehensive Loss [Line Items]
Fair value changes of convertible notes due to instrument-specific credit risk, net of income taxes
Unrealized gain on short-term investment, net of nil income taxes
Foreign currency translation adjustment, net income taxes